COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

24.

COMMITMENTS AND CONTINGENCIES

(a)

The Company may become subject to various claims and litigation during the normal course of business. The Company vigorously defends its legal position when these matters arise. The Company is neither a party to, nor the subject of, any material pending legal proceeding.

(b)

On October 12, 2010, Dalian Xinding, a subsidiary of the Company, entered into the Loan Agreements with the stockholders of TOFA and Tongda respectively. Pursuant to Loan Agreements, Dalian Xinding committed to provide an interest free loan to the stockholders of TOFA and Tongda as consideration for repayment of debt incurred by them in establishing TOFA and Tongda. The Company has a ten year commitment of $3.3 million. As of December 31, 2014, the Company has not lent any funds.

(c)

Rental expense amounted to $94,348 (RMB582,174) and $120,203 (RMB738,200) for the year ended December 31, 2014 and 2013 respectively. The total future minimum lease payments under non-cancellable operating leases with respect to premises as of December 31, 2014 are payable as follows:

Year Ended December 31,	Rental
2015	$165,206
2016	160,344
2017	155,483
2018	155,483
2019	155,483
Over five years	-
$791,999